Fair Value Measurements (Details 1) (USD $)	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011
Beginning Balance	$ 150,793
Change in value, interest rate swap	(4,805)	0
Ending Balance	0	150,793
Fair Value, Inputs, Level 3 [Member]
Beginning Balance	0
Change in value, interest rate swap	7,877
Ending Balance	$ 7,877